Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
10.
LEASES

The Group has operating leases arrangements for their regional processing centers, frontline fulfillment stations, processing plants, office space, vehicles and equipment.

A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 is as follows:

10.
LEASES (CONTINUED)

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	1,464,791	1,580,099	225,951
Operating lease liabilities, current	640,245	664,304	94,994
Operating lease liabilities, non-current	780,036	897,811	128,385
Total operating lease liabilities	1,420,281	1,562,115	223,379
Weighted average remaining lease term	3.09 years	3.17 years	3.17 years
Weighted average discount rate	8.7%	7.9%	7.9%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive (loss)/income and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost	887,006	817,017	834,060	119,269
Short-term lease cost	8,285	9,384	23,851	3,411
Variable lease cost	7,073	-	-	-
Total	902,364	826,401	857,911	122,680
Cash paid for operating leases	904,637	827,128	817,150	116,851
Right-of-use assets obtained in exchange for operating lease liabilities	537,700	600,265	409,248	58,522

A summary of the maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2025 is as follows:

	As of December 31, 2025
	RMB	US$
	(in thousands)
2026	753,350	107,728
2027	455,631	65,154
2028	303,780	43,440
2029	151,821	21,710
2030	59,490	8,507
Thereafter	17,787	2,544
Total future lease payments	1,741,859	249,083
Less: imputed interest	(179,744)	(25,704)
Total operating lease liabilities	1,562,115	223,379

The aggregate consideration paid for the early termination of the operating leases of certain regional processing centers and frontline fulfillment stations and the resulting gain or loss recognized upon termination of such leases was not significant for the periods presented.